Cover - shares	12 Months Ended
	Dec. 31, 2021	Apr. 19, 2022
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	2
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-38018
Entity Registrant Name	Integrated Media Technology Ltd
Entity Central Index Key	0001668438
Entity Incorporation, State or Country Code	C3
Entity Address, Address Line One	Level 7
Entity Address, Address Line Two	420 King William Street
Entity Address, City or Town	Adelaide
Entity Address, Country	AU
Entity Address, Postal Zip Code	SA 5000
Country Region	+61
City Area Code	8
Local Phone Number	8233 0881
Title of 12(b) Security	Ordinary Shares
Trading Symbol	IMTE
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding		14,753,331
Contact Personnel Email Address	corporate@imtechltd.com
Auditor Firm ID	3487
Auditor Name	Audit Alliance LLP
Auditor Location	Singapore
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Level 7
Entity Address, Address Line Two	420 King William Street
Entity Address, City or Town	Adelaide
Entity Address, Country	AU
Entity Address, Postal Zip Code	SA 5000
Contact Personnel Name	Xiaodong Zhang